UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2013
(UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.1%
	Shares	Value
AUSTRALIA — 4.5%
Australia & New Zealand Banking Group	140,000	$3,739,130
CSL	55,000	3,261,193
Newcrest Mining	250,000	2,743,949

		9,744,272

BRAZIL — 1.3%
Vale ADR, Cl B	200,000	2,744,000

CANADA — 1.0%
Potash Corp of Saskatchewan	75,000	2,174,019

FRANCE — 9.5%
AXA	220,000	4,841,987
BNP Paribas	70,000	4,520,582
Capgemini	75,000	4,098,061
European Aeronautic Defence and Space	60,000	3,576,019
Technip	30,000	3,304,342

		20,340,991

GERMANY — 7.4%
Allianz	40,000	6,224,937
Bayer	50,000	5,799,363
Bayerische Motoren Werke	40,000	3,908,644

		15,932,944

GREECE — 1.8%
Coca-Cola HBC	150,000	3,893,210

HONG KONG — 2.8%
Galaxy Entertainment Group*	600,000	3,160,399
New World Development	2,000,000	2,924,433

		6,084,832

ISRAEL — 1.8%
Teva Pharmaceutical Industries ADR	100,000	3,970,000

ITALY — 1.6%
Tenaris	150,000	3,374,054

JAPAN — 19.3%
Astellas Pharma	70,000	3,736,465
Daiwa House Industry	200,000	3,666,311
Denso	70,000	3,174,216
East Japan Railway	55,000	4,412,079
KDDI	80,000	4,400,386
Komatsu	200,000	4,449,189
Kubota	330,000	4,797,926

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2013
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — (continued)
Kuraray	275,000	$3,743,836
Mitsubishi UFJ Financial Group	750,000	4,582,888
Seven & I Holdings	120,000	4,514,260

		41,477,556

NORWAY — 1.6%
Statoil ADR	160,000	3,454,400

SINGAPORE — 1.7%
DBS Group Holdings	275,000	3,604,929

SOUTH KOREA — 3.5%
Hyundai Motor*	20,000	4,139,128
Samsung Electronics	3,000	3,418,119

		7,557,247

SPAIN — 5.1%
Banco Santander (A)	600,000	4,377,108
Inditex	20,000	2,661,001
Red Electrica	70,000	3,899,681

		10,937,790

SWEDEN — 4.1%
Nordea Bank	350,000	4,420,585
Volvo, Cl B	300,000	4,411,022

		8,831,607

SWITZERLAND — 9.7%
ABB	210,000	4,619,706
Credit Suisse Group	138,292	4,046,881
Glencore Xstrata	850,000	3,575,977
Novartis	65,000	4,659,097
Zurich Insurance Group	15,000	4,021,417

		20,923,078

TAIWAN — 3.0%
Hon Hai Precision Industry	1,119,250	2,903,895
Taiwan Semiconductor Manufacturing ADR	215,000	3,650,700

		6,554,595

UNITED KINGDOM — 16.4%
BG Group	250,000	4,496,975
Centrica	625,000	3,704,841
Diageo	150,000	4,670,942
Royal Dutch Shell ADR, Cl B	45,000	3,189,150
Royal Dutch Shell, Cl B	75,000	2,637,354
SABMiller	90,000	4,394,188
Standard Chartered	157,500	3,640,162
Vodafone Group ADR	150,000	4,492,500

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2013
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — (continued)
WPP	225,000	$4,038,750

		35,264,862

TOTAL COMMON STOCK (Cost $149,845,516)		206,864,386

RIGHTS (D) — 0.0%
HONG KONG — 0.0%
New World Development	25,000	—

TOTAL RIGHTS (Cost $–)		—

SHORT-TERM INVESTMENTS (B) — 3.7%
Dreyfus Cash Management, 0.040%	7,940,068	7,940,068
DWS Money Market Portfolio, 0.090% (C)	115,010	115,010

TOTAL SHORT-TERM INVESTMENTS (Cost $8,055,078)	8,055,078	8,055,078

TOTAL INVESTMENTS — 99.8% (Cost $157,900,594) †		$214,919,464

Percentages are based on Net Assets of $215,322,617.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $109,321.

(B)	Rate shown is the 7-day effective yield as of July 31, 2013.

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2013 was $115,010.

(D)	Expiration date not available.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $157,900,594, and the unrealized appreciation and depreciation were $66,525,176 and $(9,506,306) respectively.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2013, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

CSM-QH-001-2000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013